Other intangibles, net - Other Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 163,167	$ 185,210
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	156,059	177,235
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 7,108	$ 7,975